GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

SFL Corporation Ltd. (“SFL” or the “Company”) is an international maritime and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company. The Company's common shares are listed on the New York Stock Exchange under the symbol “SFL”. The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2025, the Company owned 17 tankers, two dry bulk carriers, 21 container vessels, seven car carriers and two drilling rigs. The Company also holds an equity interest in an associated company that owns four leased-in container vessels. (See Note 17: Investment in Associated Companies). In addition, the Company has contracted to acquire five 16,800 TEU container vessels, currently under construction and expected to be delivered in 2028. (See Note 14: Capital Improvements in Progress and Newbuildings).

Since the Company's incorporation in 2003 and public listing in 2004, SFL has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.